Business Combination - Schedule of Cash Outflows as a Result of Acquisition (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
SG Safety Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Purchase consideration Cash	₩ 28,000
Total	28,000
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Purchase consideration Cash	6,283
Less : Recognized amounts of cash and cash equivalents	7,864
Total	(1,581)
KTMOS Nambu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Purchase consideration Cash	4,765
Less : Recognized amounts of cash and cash equivalents	3,340
Total	1,425
CJ Digital Music Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Less : Recognized amounts of cash and cash equivalents	1,556
Total	₩ (1,556)